INCOME TAXES - Deferred Income taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss and other carry forwards		$ 12,477	$ 15,531
Accrued liabilities		3,831	4,201
Reserves and other		2,265	3,587
263A uniform capitalization costs		657	1,067
Other deferred tax assets		1,911	2,122
Total deferred tax assets		21,141	26,508
Valuation allowance	$ (1,890)	(1,890)	(1,729)
Net deferred tax assets		19,251	24,779
Deferred tax liabilities:
Intangibles		(2,624)	(3,626)
Depreciation		(3,403)	(3,667)
Goodwill		(6,594)	(6,182)
Other		(868)	(489)
Total deferred tax liabilities		(13,489)	(13,964)
Total deferred income taxes		$ 5,762	$ 10,815